Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Dates

The following table summarizes the aggregate fair values of the assets acquired and liabilities assumed at the acquisition dates for Slone, West Orange, Truss Rite, Trim Tech, and Empire (in thousands):

Accounts Receivable	$9,544
Inventory	5,417
Property, plant and equipment	8,580
Other intangible assets (Note 7)	17,467
Other assets	34
Goodwill (Note 6)	28,581
Current liabilities	(286)
Total net assets acquired	$69,337